LEASE - Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE
Operating cash outflows from finance lease	$ (8,986)	$ (5,368)
Operating cash outflows from operating lease	(15,032)	(19,686)
Financing cash outflows from finance lease	(72,211)	(42,319)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	89,787	167,726
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	184,481	119,412
ROU assets disposed through early termination of operating leases in non-cash transaction	$ (954)	$ (3,288)